Summarizes information concerning outstanding and exercisable options (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,229,659
Outstanding - Weighted Average Exercise Price	$ 3.21
Outstanding - Weighted Average Remaining Contractual Term (Years)	1 year	3 years 4 months 24 days
Options exercisable - Options	767,159
Options exercisable - Weighted Average Exercise Price	$ 3.21
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 3.20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 3.52